Financial income and expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Financial income and expenses
Note 22. Financial income and expenses

	2022	2021	2020

Interest income from financial assets	23,115	1,912	479
Foreign exchange gains	6,185	3,215	2,124
Fair value of derivative financial instrument	—	1,308	—
Gains from fair value of derivative financial instruments	25,660	—	—
Other financial income	2	93	7
Total financial revenues	54,962	6,528	2,610

Foreign exchange losses	(2,725)	(7,196)	(3,219)
Losses from fair value of derivative financial instruments	(4,500)	—	—
Interest on loans	(29,070)	(11,074)	(927)
Interest on leases	(278)	(266)	(287)
Other financial expenses	(5,969)	(2,972)	(219)
Total financial expenses	(42,542)	(21,508)	(4,652)
		—
Financial result	12,420	(14,980)	(2,042)